Finance receivables	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Finance receivables
8. Finance receivables
Finance receivables consist of the following:

	Yen in millions
	March 31,
	2024	2025
Retail	25,489,945	27,638,021
Finance leases	3,143,424	3,437,970
Wholesale and other dealer loans	5,005,766	4,902,537

Total	33,639,135	35,978,528

Deferred origination costs	439,613	446,538
Less - Unearned income	(1,970,115)	(2,349,215)
Less - Allowance for credit losses
Retail	(336,152)	(356,304)
Finance leases	(46,909)	(56,721)
Wholesale and other dealer loans	(31,213)	(37,791)

Total finance receivables, net	31,694,359	33,625,035

Current assets	11,057,269	11,453,249
Non-current assets	20,637,090	22,171,786

Total finance receivables, net	31,694,359	33,625,035

Finance receivables were geographically distributed as follows:

	March 31,
	2024	2025
North America . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	57.1%	53.9%
Europe . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . .	14.5	15.0
Asia . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11.3	11.7
Japan. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6.2	8.9
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10.9	10.5
Finance receivables are classified as financial assets measured at amortized cost.
The contractual maturity of retail receivables, future lease payments to be received for finance leases, and of wholesale receivables and other dealer loans are as follows:

	Yen in millions
	March 31, 2024
	Retail	Finance leases	Wholesale and other dealer loans
Within 1 year	7,063,873	961,583	3,587,124
Between 1 and 2 years	5,791,490	673,115	441,004
Between 2 and 3 years	5,034,539	505,715	223,112
Between 3 and 4 years	3,864,320	265,727	185,210
Between 4 and 5 years	2,334,787	96,648	142,215
Later than 5 years	1,400,936	17,703	427,100

Total	25,489,945	2,520,492	5,005,766

	Yen in millions
	March 31, 2025
	Retail	Finance leases	Wholesale and other dealer loans
Within 1 year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,518,918	1,041,282	3,617,276
Between 1 and 2 years . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,317,972	745,842	367,663
Between 2 and 3 years . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,500,349	576,552	231,623
Between 3 and 4 years . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,265,070	320,721	162,658
Between 4 and 5 years . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,623,094	101,389	119,871
Later than 5 years . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,412,619	28,371	403,444

Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	27,638,021	2,814,157	4,902,537

Finance leases receivables consist of the following:

	Yen in millions
	March 31,
	2024	2025
Lease payments	2,520,492	2,814,157
Estimated unguaranteed residual values	622,932	623,812

Total	3,143,424	3,437,970

Deferred origination costs	20,999	25,342
Less - Unearned income	(320,223)	(372,987)
Less - Allowance for credit losses	(46,909)	(56,721)

Finance leases receivables, net	2,797,291	3,033,603